GOODWILL (Tables)	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
Schedule of goodwill

As of December 31,
2022
Beginning balance	-
Addition	2,844
Disposal	-
Impairment	-
Closing balance	2,844